Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount [Abstract]
Federal Home Loan Bank advances	$ 49,352,000	$ 55,280,000
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Line of credit facility amount outstanding	49,400,000
Subordinated Debentures - Capital Trusts [Abstract]
Description of variable rate basis	3 month LIBOR plus a spread of 400 to 959 basis points
Federal Home Loan Bank Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	May 31, 2013
Borrowed funds	0	0
Weighted Average Rate [Abstract]
Weighted Average Rate (in hundredths)	0.00%	0.00%
Other Repurchase Agreements [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Jul. 31, 2013
Borrowed funds	0	0
Weighted Average Rate [Abstract]
Weighted Average Rate (in hundredths)	0.00%	0.00%
Federal Home Loan Bank Advances [Member]
Amount [Abstract]
Advances maturing in less than one year	23,202,000	19,900,000
Advances maturing in one to three years	21,150,000	18,380,000
Advances maturing in three to five years	5,000,000	17,000,000
Advances maturing in five to ten years	0	0
Federal Home Loan Bank advances	49,352,000	55,280,000
Weighted Average Rate [Abstract]
Advances maturing in less than one year (in hundredths)	0.58%	1.18%
Advances maturing in one to three years (in hundredths)	1.35%	0.90%
Advances maturing in three to five years (in hundredths)	2.06%	1.75%
Advances maturing in five to ten years (in hundredths)	0.00%	0.00%
Line of credit facility maximum borrowing capacity	93,400,000
Subordinated Debentures [Member]
Weighted Average Rate [Abstract]
Subordinated debentures	13,403,000	13,403,000
Subordinated Debentures [Member] | Parke Capital Trust I [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted Average Rate (in hundredths)	1.89%	1.90%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust II [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated debentures	5,155,000	5,155,000
Weighted Average Rate (in hundredths)	1.89%	1.90%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)		1.66%
Proceeds from debentures allocated to paid in capital at bank	4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated Debentures [Member] | Parke Capital Trust III [Member]
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Sep. 30, 2037
Weighted Average Rate [Abstract]
Subordinated debentures	3,093,000	3,093,000
Weighted Average Rate (in hundredths)	1.74%	1.74%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount	$ 3,000,000
Description of variable rate basis	three-month LIBOR plus 1.50%
Basis spread on variable rate (in hundredths)	1.50%